FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of financial liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying value | Long-term debt
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	$ (5,346.7)	$ (5,669.9)
Carrying value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	(4.5)
Carrying value | Interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability		(0.3)
Fair value | Long-term debt
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	(5,658.0)	(5,835.5)
Fair value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	$ (4.5)
Fair value | Interest rate swaps
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability		$ (0.3)